Consolidated income statement - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net revenues	$ 3,002,055	$ 2,766,481	$ 2,573,233
Cost of sales	(2,289,159)	(2,228,410)	(2,274,357)
Gross profit	712,896	538,071	298,876
Operating expenses
Selling, general and administrative	(145,452)	(127,328)	(126,599)
Mineral exploration and project evaluation	(81,696)	(67,976)	(99,612)
Impairment reversal (loss) of long-lived assets	91,706	(32,870)	(114,643)
Other income and expenses, net	(79,483)	(33,511)	(110,584)
Total operating expenses	(214,925)	(261,685)	(451,438)
Operating income (loss)	497,971	276,386	(152,562)
Results from associates’ equity
Share in the results of associates	21,143	21,223	23,536
Total results from associates' equity	21,143	21,223	23,536
Net financial results
Financial income	29,900	24,028	25,793
Financial expenses	(306,496)	(245,828)	(213,473)
Other financial items, net	89,231	(147,660)	20,622
Total net financial results	(187,365)	(369,460)	(167,058)
Income (loss) before tax	331,749	(71,851)	(296,084)
Income tax (expense) benefit	(108,605)	(115,556)	4,274
Net income (loss) for the year	223,144	(187,407)	(291,810)
Attributable to NEXA's shareholders	132,626	(205,030)	(291,968)
Attributable to non-controlling interests	90,518	17,623	158
Net income (loss) for the year	$ 223,144	$ (187,407)	$ (291,810)
Weighted average number of outstanding shares, basic	132,439	132,439	132,439
Weighted average number of outstanding shares, diluted	132,439	132,439	132,439
Basic earnings (losses) per share	$ 1.00	$ (1.55)	$ (2.20)
Diluted earnings (losses) per share	$ 1.00	$ (1.55)	$ (2.20)